Note 31 - Related Party Transactions - Options and RSUs (Details)	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	0	0	0
Exercised	0	0	0
Market prices | £		£ 0.10	£ 0.01
Restricted stock units issued to directors [member]
Statement Line Items [Line Items]
Vested number	(48,866)	(48,866)
Number vested	48,866	48,866
Director, Edward Hastings [member] | Restricted stock units issued to directors [member]
Statement Line Items [Line Items]
Outstanding balance at beginning of year
Number of other equity instruments granted in share-based payment arrangement	563,538	563,538
Outstanding balance at end of year	563,538	563,538
Granted number	563,538	563,538
Director, Edward Reginelli [member] | Restricted stock units issued to directors [member]
Statement Line Items [Line Items]
Outstanding balance at beginning of year
Number of other equity instruments granted in share-based payment arrangement	292,611	292,611
Outstanding balance at end of year	243,745	243,745
Granted number	292,611	292,611
Vested number	(48,866)	(48,866)
Number vested	48,866	48,866
Market prices	$ 1.72
Director, Edward Reginelli [member] | Restricted stock units issued to directors [member] | Bottom of range [member]
Statement Line Items [Line Items]
Market prices at vesting date	1.72
Director, Edward Reginelli [member] | Restricted stock units issued to directors [member] | Top of range [member]
Statement Line Items [Line Items]
Market prices at vesting date	$ 1.75
Director, Subhransu Mukherjee [member]
Statement Line Items [Line Items]
Outstanding balance at beginning of year, shares	908,000	908,000
Number of share options granted in share-based payment arrangement
Exercised
Outstanding balance at end of year, shares	908,000	908,000	908,000
Director, Suranga Chandratillake [member]
Statement Line Items [Line Items]
Outstanding balance at beginning of year, shares	175,213	175,213
Number of share options granted in share-based payment arrangement
Exercised
Outstanding balance at end of year, shares	175,213	175,213	175,213